Environmental Trust Funds	12 Months Ended
Dec. 31, 2022
Environmental Trust Funds [abstract]
Environmental trust funds	ENVIRONMENTAL TRUST FUNDS

	United States Dollar
Figures in millions unless otherwise stated	2022	2021

Balance at beginning of the year	88.1	79.3
Contributions	11.1	10.1
Interest earned	1.1	0.8
Translation adjustment	(1.5)	(2.1)
Balance at end of the year[1]	98.8	88.1
[1]    The trust funds consist of term deposits amounting to US$20.0 million (2021: US$17.5 million) in South Africa, as well as secured cash deposits amounting to US$78.8 million (2021: US$70.6 million) in Ghana.
These funds are intended to fund environmental rehabilitation obligations of the Group’s mines and are not available for general purposes of the Group. All income earned in these funds is re-invested or spent to meet these obligations. The funds are invested in money market and fixed deposits. The obligations which these funds are intended to fund are included in environmental rehabilitation costs under non-current provisions (refer to note 25.1). Refer to note 34 for details on environmental obligation guarantees.